INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF TAX EXPENSE FOR FEDERAL INCOME TAX PURPOSES

The Company’s tax expense differs from the “expected” tax expense for Federal income tax purposes (computed by applying the United States Federal tax rate of 21% and state tax rate of 5% to loss before taxes for fiscal year 2024 and 2023), as follows:

	December 31, 2024		December 31, 2023
Tax benefit at the statutory rate	$(190,957)	21.0%	$(105,272)	21.0%
State income taxes, net of federal income tax benefit	(45,466)	5.0%	(25,065)	5.0%
Change in valuation allowance	236,423	26.0%	130,337	26.0%
Total	$-	0%	$-	0%

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effect of significant components of the Company’s deferred tax assets and liabilities at December 31, 2024 and 2023, are as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating loss carryforward	$2,240,166	$921,993
Timing differences	-	-
Total gross deferred tax assets	2,240,166	921,993
Less: Deferred tax asset valuation allowance	(2,240,166)	(921,993)
Total net deferred taxes	$-	$-